Investments for account of policyholders	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investments for account of policyholders
23 Investments for account of policyholders
Investments for account of policyholders comprise financial assets at fair value through profit or loss, excluding derivatives, and investments in real estate.

	Note	2019	2018
Shares		25,288	20,640
Debt securities		20,744	20,441
Money market and other short-term investments		1,805	1,578
Deposits with financial institutions		3,278	3,263
Unconsolidated investment funds		170,039	143,800
Other		4,634	4,020
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives		225,788	193,741

Investments in real estate	23.1	586	612
Total investments for account of policyholders		226,374	194,353
Refer to note 44 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.

23.1 Investments in real estate for account of policyholders

	2019	2018
At January 1	612	655
Subsequent expenditure capitalized	2	2
Disposals	(43)	(43)
Fair value gains / (losses)	(18)	5

Net exchange differences	34	(7)
At December 31	586	612
The investment properties are leased out under operating leases.
Rental income of EUR 42 million (2018: EUR 47 million; 2017: EUR 50 million) is reported as part of investment income in the income statement. Direct operating expenses relating to investments in real estate for account of policyholder amounted to EUR 6 million in 2019 (2018: EUR 4 million, 2017: EUR 4 million). There are no restrictions on the realizability of investment property or the remittance of income and proceeds of disposal.
Refer to note 45 Commitments and contingencies for a summary of contractual obligations to purchase investment property.